Income Tax (Expense) Recovery - Components of Provision for Income Tax (Expense) Recovery (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Current	$ (4,082)	$ (2,630)	$ (8,712)	$ (2,828)
Deferred	2,659	1,878	6,213	3,071
Income tax (expense) recovery	$ (1,423)	$ (752)	$ (2,499)	$ 243